Segments and Geographical Information (Details) - Schedule of total revenues - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 21,138	$ 16,557
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	16,686	12,493
Far East [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,536	2,169
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	641	593
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	399	250
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	1,733	1,052
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenues	$ 143